ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 9 – ACCOUNTS RECEIVABLE, NET

	12/31/2024				12/31/2023
		Overdue	Overdue
	Due	up to 90 days	90+ days	Total	Total
Current
Power Supply	2,745,961	326,058	1,574,723	4,646,742	4,143,112
Short Term Electric Power - CCEE	1,537,909	203,480	710,585	2,451,974	2,107,085
Use of the Electric Grid	452,619	322,598	2,509	777,726	582,586
Renegotiated Agreements	388,258	68,372	1,143,851	1,600,481	1,289,224
(-) ECL	(358,566)	(136,864)	(3,070,016)	(3,565,446)	(2,911,525)
	4,766,181	783,644	361,652	5,911,477	5,210,482
Non-current
Supply/Power Supply	—	—	280,138	280,138	280,138
Short Term Electric Power - CCEE	—	—	9,548	9,548	9,548
Use of the Electric Grid	—	—	4,348	4,348	4,348
Renegotiated Agreements	876,534	—	—	876,534	1,191,868
(-) ECL	(274,123)	—	(294,034)	(568,157)	(836,456)
	602,411	—	—	602,411	649,446

	5,368,592	783,644	361,652	6,513,888	5,859,928

9.1 Supply/Power Supply

Credits receivable from the sale of energy in the Regulated Contracting Environment and the Free Contracting Environment.

9.2 Short-term Electricity - CCEE

Credits receivable arising from the settlement of the differences between the amounts of electricity contracted and the amounts of generation or consumption actually verified and attributed to the respective agents of the chamber of energy - CCEE.

9.3 Use of Power Grid

Credits receivable arising from the use of the transmission network by users connected to the network.

9.4 Estimated Credit Loss for Doubtful Accounts - ECL

The changes in the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
Opening balance as of January 1	3,747,981	3,296,863
(+) Constitution	545,830	648,170
(-) Reversal	(154,496)	(181,572)
(-) Write-off	(5,712)	(15,480)
Final balance on December 31	4,133,603	3,747,981

Of the total amount of ECL from customers provisioned on December 31, 2024, R$2,728,747 (R$2,644,303 on December 31, 2023) refers to receivables from Amazonas Energia, which continue to be fully provisioned.

The creation and reversal of the ECL were recorded and presented in the income statement as operating expenses, on a net basis (see note 34.1).

Accounting Policy

Accounts receivable from customers are initially accounted for at the transaction price and subsequently by contractual interest and monetary correction less amounts received and estimated credit loss - ECL.

Estimates and critical judgments

The Company measures expected credit losses for accounts receivable from customers, considering mainly the history of default and provisioning this percentage in invoices due.

For customers with renegotiated balances, the Company also considers other factors in the risk assessment, such as the financial situation and any restrictions or notes from credit protection entities.